Nature of Operations and Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 a segment item	Dec. 31, 2018 segment	Apr. 24, 2018
Business Acquisition [Line Items]
Number of Operating Segments | segment	2	2
Mobile Energy Group, Formerly We Cast Services [Member] | Minimum [Member]
Business Acquisition [Line Items]
Commercial Electronic Vehicles, Economic Useful Life	10 years
Mobile Energy Group, Formerly We Cast Services [Member] | Maximum [Member]
Business Acquisition [Line Items]
Commercial Electronic Vehicles, Economic Useful Life	15 years
GTBs
Business Acquisition [Line Items]
Number of digital currencies converted	1,038,778
Number of tokens held	7,294,555
Bitcoins
Business Acquisition [Line Items]
Number of digital currencies converted	2,763
Number of tokens held	2,763
Ethereum
Business Acquisition [Line Items]
Number of digital currencies converted	21,312
Number of tokens held	21,312
Shanghai Guang Ming Investment Management ("Guang Ming")
Business Acquisition [Line Items]
Percentage of equity ownership			100.00%
DBOT [Member]
Business Acquisition [Line Items]
Area of Land | a	58